Contingent Payment (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Contingent Liabilities In Business Combination [Abstract]
Summary of Contingent Payment
	2019	2018
Contingent Payment, Beginning of Year	132	206
Re-measurement (1)	164	50
Liabilities Settled or Payable	(153)	(124)
Contingent Payment, End of Year	143	132
Less: Current Portion	79	15
Long-Term Portion	64	117
(1)	Contingent payment is carried at fair value. Changes in fair value are recorded in net earnings.